2. INVENTORIES (Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Inventory Disclosure [Abstract]
Raw materialS	$ 475,948	$ 485,266
Work-in-progress	337,682	388,503
Finished goods	205,097	199,487
Total inventories	$ 1,018,727	$ 1,073,256	$ 988,878